UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-8974

The Jhaveri Trust

(Exact name of registrant as specified in charter)

27881 Clemens Road, Westlake, Ohio 44145

(Address of principal executive offices)

(Zip code)

Ramesh C. Jhaveri, 27881 Clemens Road, Westlake, Ohio 44145

(Name and address of agent for service)

With copy to:

Donald S. Mendelsohn, Thompson Hine LLP.

312 Walnut St., 14th Floor, Cincinnati, Ohio 45202

Registrant's telephone number, including area code: (440) 250-9136

Date of fiscal year end: March 31

Date of reporting period: March 31, 2006

Form N-CSRS is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSRS in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSRS, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSRS unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

ANNUAL REPORT

Jhaveri Value Fund

A No-Load Capital Appreciation Fund

March 31, 2006

Jhaveri Value Fund

Graphical Illustration

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Utilities
1.09%
Basic Materials
6.37%
Cash & Equivalents
12.33%
Conglomerates
7.31%
Consumer Goods
6.35%
Financial
4.19%
Healthcare
25.64%
Services
10.07%
Technology
26.65%

Jhaveri Value Fund

					Schedule of Investments
					March 31, 2006
Shares/Principal Amt- % of Net Assets		Market Value	Shares/Principal Amt- % of Net Assets		Market Value

COMMON STOCKS			Pharmaceutical Preparations - 17.24%
			3,500	Abbott Laboratories	148,645
Agricultural Production-Crops - 0.73%			2,000	Bristol Myers Squibb Co.	49,220
3,000	Fresh Del Monte Produce, Inc.	63,450	500	Cephalon, Inc. *	30,125
			8,000	Johnson & Johnson	473,760
Bottled & Canned Soft Drinks - 0.48%			2,000	Lilly, Eli & Co.	110,600
1,000	Coca Cola Enterprises	41,870	26,000	Pfizer, Inc.	647,920
			2,000	Schering Plough Corp.	37,980
Blankbooks, Looseleaf Binders & Bookbinding & Related Work - 1.20%					1,498,250
4,000	Deluxe Corp.	104,680	Plastic Material, Synth Resin - 3.87%
			1,000	Dow Chemical Co.	40,600
Computer & Office Equipment - 1.73%			7,000	E.I. du Pont de Nemours and Company	295,470
1,000	International Business Machines, Inc.	82,470			336,070
1,500	Lexmark International Group*	68,070	Public Building & Related Furniture - 0.82%
		150,540	4,000	Lear Corp.	70,920
Computer Communications Equipment - 2.57%
9,500	Cisco Systems, Inc.*	205,865	Radio & TV Broadcasting & Communications Equipment- 0.53%
1,000	Emulex Corp. *	17,090	2,000	Motorola, Inc.	45,820
		222,955
Crude Petroleum & Natural Gas - 0.51%			Radiotelephone Communications - 1.20%
1,000	Pioneer Natural Resources Co.	44,250	5,000	Vodafone Group Public Ltd. Co	104,500

Converted Paper & Paperboard Products - 2.61%			Retail-Family Clothing Stores - 0.21%
3,000	3M Co.	227,070	1,000	Gap, Inc.	18,680

Electronic & Other electrical - 3.60%			Retail-Variety Stores - 4.19%
9,000	General Electric Co.	313,020	5,500	Wal-Mart Stores, Inc.	259,820
			2,000	Target Corp.	104,020
Electronic Computers - 4.83%					363,840
1,000	Apple Computer, Inc.	62,720	Semiconductors & Related Devices - 8.16%
12,000	Dell Computer Corp.*	357,120	4,500	Applied Materials, Inc.	78,795
		419,840	28,200	Intel Corp.	548,772
Electronic Connectors - 1.08%			2,500	Texas Instruments, Inc.	81,175
3,500	Tyco International LTD	94,080			708,742
			Services-Business Services, NEC - 0.23%
Electromedical & Electrotherapeutic Apparatus - 4.22%			500	eBay, Inc. *	19,500
4,000	Medtronic, Inc.	203,000
4,000	St. Jude Medical, Inc. *	164,000	Services-Computer Integrated Systems Design - 1.30%
		367,000	3,500	Yahoo, Inc.*	112,910
Electric Services - 1.09%
500	Dominion Resources, Inc.	34,515	Services-Educational Services - 1.21%
1,000	DTE Energy Co.	40,090	2,000	Apollo Group, Inc. *	105,020
1,000	Nisource, Inc.	20,220
		94,825	Services-Personal Services - 1.00%
Food and Kindred Products - 0.60%			4,000	H&R Block, Inc.	86,600
2,900	Lee, Sara Corp.	51,852
			Services-Prepackaged Software - 3.53%
Games, Toys & Children's Vehicles - 0.18%			8,400	Microsoft Corp.	228,564
1,500	Leapfrog Enterprises, Inc.*	15,930	2,000	Oracle Corp.*	27,380
			3,000	Symantec Corp.*	50,490
Industrial Organic Chemicals - 0.46%					306,434
2,000	Lyondell Chemical Co.	39,800	State Commercial Banks - 0.48%
			1,000	J.P. Morgan Chase & Co.	41,640
Malt Beverages - 1.97%
4,000	Anheuser Busch Co's., Inc.	171,080	Surgical & Medical Instruments & Apparatus - 2.12%
			8,000	Boston Scientific Corp.*	184,400
Motor Vehicles & Passenger Car Bodies - 0.18%
2,000	Ford Motor Co.	15,920	Telephone Communications (No Radiotelephone) - 2.55%
			6,500	Verizon Communications, Inc.	221,390
Miscellaneous Electrical Machinery Equipment & Supplies - 1.37%
5,500	Spectrum Brands, Inc.*	119,460	Trucking - 0.66%
			1,500	YRC Worldwide, Inc. *	57,090
Mortgage Bankers & Loan Correspondents - 3.54%
3,000	Citigroup	141,720
4,500	Doral Financial Corp.	51,975	Total for Common Stock (Cost $8,384,308) - 87.36%		7,590,423
2,500	Bankamerica Corp.	113,850
		307,545	REAL ESTATE INVESTMENT TRUSTS (Cost $13,910) - 0.16%
Newspapers: Publishing or Publishing & Printing - 1.58%			500	Mills Corp.	14,000
5,000	Tribune Co.	137,150
			CASH EQUIVALENTS - 12.30%
Oil & Gas Field Services, NEC - 0.60%			432,629	Fidelity Money Market Portfolio Select Class 4.63%**	432,629
1500	B.J. Services Co.	51,900	636,371	Aim Liquid Assets 4.44%**	636,371
			Total Cash Equivalents (Cost $1,069,000)		1,069,000
Ophthalmic Goods - 1.80%
1,500	Alcon, Inc.	156,390
				Total Investments (Cost 9,467,218) - 99.82%	$8,673,423
Orthopedic, Prosthetic & Surgical Appliances & Supplies - 0.21%
500	Biomet, Inc.	17,760		Other Assets Less Liabilities - 0.18%	15,560

Petroleum Refining- 0.92%				Net Assets - 100.00%	$8,688,983
500	Exxon Mobil Corp.	30,430
1,000	Murphy Oil Corp.	49,820
		80,250

The accompanying notes are an integral part of the financial statements.

Jhaveri Value Fund

Statement of Assets and Liabilities
March 31, 2006

Assets:
Investment Securities at Market Value	$8,673,423
(Cost $9,467,218)
Cash	50
Receivables:
Dividends and Interest	8,473
Securities Sold	118,506
Total Assets	8,800,452
Liabilities:
Accrued Management Fees	18,399
Securities Purchased	93,070
Total Liabilities	111,469

Net Assets	$8,688,983
Net Assets Consist of:
Paid-In Capital	$ 11,234,182
Accumulated Realized Loss on Investments - Net	(1,751,404)
Unrealized Depreciation in Value of Investments	(793,795)
Net Assets, for 904,418, Shares Outstanding Unlimited Number of Shares
Authorized with no Par Value	$8,688,983
Net Asset Value, Offering Price and Redemption Price
Per Share ($8,688,983/904,418 shares)	$ 9.61

The accompanying notes are an integral part of the financial statements.

Jhaveri Value Fund

Statement of Operations
For the year ended March 31, 2006
Investment Income:
Dividends (Net of foreign withholding taxes of $311)	$168,042
Interest	35,201
Total Investment Income	203,243
Expenses
Management Fees	231,621
Total Expenses	231,621

Net Investment Loss	(28,378)

Realized and Unrealized Gain on Investments:
Net Realized Gain on Investments	372,284
Net Change in Unrealized Depreciation on Investments	360,464
Net Realized and Unrealized Gain on Investments	732,748

Net Increase in Net Assets from Operations	$704,370

The accompanying notes are an integral part of the financial statements.

Jhaveri Value Fund

Statements of Changes in Net Assets

	4/1/2005	4/1/2004
	to	to
	3/31/2006	3/31/2005
From Operations:
Net Investment Loss	$ (28,378)	$ (50,913)
Net Realized Gain on Investments	372,284	725,820
Net Unrealized Appreciation (Depreciation)	360,464	(433,639)
Increase in Net Assets from Operations	704,370	241,268
From Distributions to Shareholders:
Net Realized Gain from Security Transactions	0	0
Net Decrease from Distributions	0	0
From Capital Share Transactions:
Proceeds From Sale of Shares	66,025	1,237,646
Shares Issued on Reinvestment of Dividends	0	0
Cost of Shares Redeemed	(1,471,088)	(897,729)
Net Increase (Decrease) from Shareholder Activity	(1,405,063)	339,917

Net Increase (Decrease) in Net Assets	(700,693)	581,185

Net Assets at Beginning of Period	9,389,676	8,808,491

Net Assets at End of Period (Including accumulated undistributed net
investment income of $0 and $0, respectively)	$ 8,688,983	$ 9,389,676

Share Transactions:
Issued	7,303	138,557
Reinvested	0	0
Redeemed	(157,538)	(98,696)
Net Increase (Decrease) in Shares	(150,235)	39,861
Shares Outstanding Beginning of Period	1,054,653	1,014,792
Shares Outstanding End of Period	904,418	1,054,653

The accompanying notes are an integral part of the financial statements.

Jhaveri Value Fund

Financial Highlights
Selected data for a share outstanding throughout the period:
	4/1/2005	4/1/2004	4/1/2003	4/1/2002	4/1/2001
	to	to	to	to	to
	3/31/2006	3/31/2005	3/31/2004	3/31/2003	3/31/2002
Net Asset Value -
Beginning of Period	$ 8.90	$ 8.68	$ 6.42	$ 8.31	$ 10.02
Net Investment Income (Loss) *	(0.03)	(0.05)	(0.09)	(0.07)	(0.14)
Net Gains or Losses on Securities
(realized and unrealized)	0.74	0.27	2.35	(1.82)	(0.97)
Total from Investment Operations	0.71	0.22	2.26	(1.89)	(1.11)

Distributions (from net investment income)	0.00	0.00	0.00	0.00	0.00
Distributions (from capital gains)	0.00	0.00	0.00	0.00	(0.60)
Total Distributions	0.00	0.00	0.00	0.00	(0.60)
Net Asset Value -
End of Period	$ 9.61	$ 8.90	$ 8.68	$ 6.42	$ 8.31
Total Return (a)	7.98%	2.53%	35.20%	(22.74)%	(11.43)%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	8,689	9,390	8,808	5,911	8,330

Ratio of Expenses to Average Net Assets Before Reimbursement	2.50%	2.50%	2.50%	2.55%	2.51%
Ratio of Net Investment Income (Loss) to Average Net Assets Before Reimbursement	(0.31)%	(0.55)%	(1.10)%	(1.11)%	(1.52)%
Ratio of Expenses to Average Net Assets After Reimbursement	2.50%	2.50%	2.50%	2.50%	2.50%
Ratio of Net Investment Income (Loss) to Average Net Assets After Reimbursement	(0.31)%	(0.55)%	(1.10)%	(1.06)%	(1.51)%
Portfolio Turnover Rate	258.03%	346.02%	367.21%	283.93%	80.17%

(a) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.
* Per share amounts were calculated using the average shares method.

The accompanying notes are an integral part of the financial statements.

JHAVERI VALUE FUND

 NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2006

Note 1. Organization

The Jhaveri Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.  The Trust was established under the laws of Ohio by an Agreement and Declaration of Trust dated January 18, 1995 (the “Trust Agreement”).  The Trust Agreement permits the Board of Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value.  Shares of one series have been authorized, which shares constitute the interests in the Jhaveri Value Fund (the “Fund”). The Fund commenced operations May 1, 1995.  The Fund’s investment objective is to provide long term capital appreciation.  The Fund seeks to achieve its objective by investing primarily in a broad range of common stocks believed by its Adviser to have above average prospects for appreciation, based on a proprietary investment model developed by the Adviser. The investment adviser to the Fund is Investments Technology, Inc. (The “Adviser”).

Note 2.  Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation-Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price.  Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser’s opinion, the last bid price does not accurately reflect the current value of the security.  All other securities for which over-the-counter market quotations are readily available are valued at their last bid price.  When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

Federal Income Taxes-The Fund intends to qualify each year as a “Regulated Investment Company” under the Internal Revenue Code of 1986, as amended.  By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains. Capital loss carryforwards as of March 31, 2006, total $1,743,921 of which $276,767 expire in 2010, and $1,467,154 expire in 2011. Capital loss carryforwards are available to offset future capital gains. To the extent that these carryforwards are used to offset future capital gains, it is probable that the amount which is offset will not be distributed to shareholders.

Dividends and Distributions-The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on an annual basis.  The Fund intends to distribute its net long-term capital gains and its net short-term capital gains at least once a year. The amounts of distributions to shareholders from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which differ from generally accepted accounting principals, and are recorded on the ex-dividend date. These differences are primarily due to deferrals of certain losses and expiring capital loss carryforwards.  To the extent that book/tax differences are permanent, they are reclassified to paid-in capital or net short-term capital gains in the period that the difference arises.  Net investment loss of $28,378 was reclassified to paid-in capital for the year ended March 31, 2006. The reclassification had no effect on net assets.

Use of Estimates-The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates.

Other-The Fund follows industry practice and records security transactions on the trade date.  Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Note 3. Investment Advisory Agreement

The Trust has an investment advisory agreement with Investments Technology, Inc. Ramesh C. Jhaveri and Saumil R. Jhaveri may be deemed to be controlling persons and affiliates of the Fund due to their ownership of its shares and their positions as officers and directors of both the Fund and the Adviser. Because of such affiliation, they may receive benefits from the management fees paid to the Adviser.

Under the terms of the management agreement (the “Agreement”), the Adviser manages the Fund’s investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage fees and commissions, taxes, interest, expenses incurred in connection with the organization and initial registration of its shares and extraordinary expenses.  As compensation for its management services and agreement to pay the Fund’s expenses, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 2.50% of the average daily net assets of the Fund.  In this regard, it should be noted that most investment companies pay their own operating expenses directly, while the Fund’s expenses, except those specified above, are paid by the Adviser.  For the year ended March 31, 2006, the Adviser earned a fee of $231,621 from the Fund. At March 31, 2006 the Fund owed the Adviser $18,399.

Note 4. Investments

During the year ended March 31, 2006, purchases and sales of investment securities, other than short-term investments, aggregated $21,102,143 and $23,747,796, respectively.  The gross unrealized appreciation for all securities totaled $89,288 and the gross unrealized depreciation for all securities totaled $890,566, for a net unrealized depreciation for federal income tax purposes of $801,278. The aggregate cost of securities for federal income tax purposes at March 31, 2006 was $9,474,701. The difference between book cost and tax cost represents wash sale deferrals in the amount of $7,483.

Note 5. Control

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2 (a) (9) of the Investment Company Act of 1940.  As of March 31, 2006, Nalini R. Jhaveri, M.D. and Ramesh C. Jhaveri and other family members collectively owned beneficially over 63% of the Fund.

Note 6. Distributions to Shareholders

There were no distributions during the fiscal years ended March 31, 2006 and 2005.

As of March 31, 2006, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income/ (accumulated losses)	$ 0
Undistributed long-term capital gain/ (accumulated losses)	(1,743,921)
Unrealized appreciation/ (depreciation)	(801,278)
$ (2,545,199)

The difference between book basis and tax-basis unrealized depreciation is attributable to the tax deferral of losses on wash sales.

Expense Example

As a shareholder of the Jhaveri Value Fund, you incur one type of cost: management fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare this cost with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, October 1, 2005 through March 31, 2006.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	October 1, 2005	March 31, 2006	October 1, 2005 to March 31, 2006

Actual	$1,000.00	$1,054.88	$12.81
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,012.47	$12.54

* Expenses are equal to the Fund's annualized expense ratio of 2.50%, multiplied by the average account value over the period,
182/365 multiplied by (to reflect the one-half year period).

TRUSTEES AND OFFICERS (UNAUDITED)

The Board of Trustees supervises the business activities of the Trust.  Each Trustee serves as a trustee until the termination of the Trust unless the Trustee dies, resigns, retires or is removed.  The Fund is not part of a “fund complex”.  The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940.

Name, Address and Year of Birth	Position(s) Held With Trust	Principal Occupations (Past 5 Years)	Other Directorships Held by Trustee
Ramesh C. Jhaveri[1] 18820 High Parkway Cleveland, Ohio 44116 1937	Trustee since 1995; Chairman of the Board and Chief Executive Officer since 1996	President of the Adviser since 1983; licensed account executive, options principal and general securities principal, Financial America Securities, Inc., an NASD broker-dealer, since 1970	None
Saumil R. Jhaveri[1] 18820 High Parkway Cleveland, Ohio 44116 1969	Trustee and Secretary since 1995; President and Treasurer since 1996	Vice President of the Adviser, where he has been working full time since 1991	None

1 Ramesh C. Jhaveri is the father of Saumil R. Jhaveri.  They are “interested persons” of the Trust because they are officers of the Trust.  In addition, they may be deemed to be “interested persons” of the Trust because they are officers of the Fund’s adviser.

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940.

Name, Address and Year of Birth	Position(s) Held With Trust	Principal Occupations (Past 5 Years)	Other Directorships Held by Trustee
Mukul M. Mehta 27070 Detroit Road Suite 201 Westlake, Ohio 44145 1945	Trustee since 1995	President of Quality Sciences, Inc., a consulting and software development firm assisting chemical industry clientele including Fortune 500 companies, since 1992	None
James E. Mueller 2246 Johnstone Way Westlake, Ohio 44145 1943	Trustee since 1995	Advertising director for Ed Mullinax Ford, a car dealer, from 1987-2000. Independent Contractor in Broadcasting since 2000.	None
David R. Zavagno 5852 Glasglow Court Solon, Ohio 44139 1954	Trustee since 1995	President of Universal Medical Systems, Inc., a company specializing in diagnostic imaging equipment design, sales and installation, since 1985	None

For the year ended March 31, 2006, the Adviser paid trustee fees and expenses totaling $4,000.

The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (800) 595-4933 to request a copy of the SAI or to make shareholder inquiries.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by (1) calling the Fund at (800) 595-4933 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on June 30 and December 31. The Form N-Q filing must be made within 60 days of the end of the quarter, and the Fund’s first Form N-Q was filed with the SEC on November 23, 2004. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-800-595-4933.

Board of Trustees

Ramesh C. Jhaveri

Saumil R. Jhaveri

Mukul M. Mehta

James F. Mueller

David R. Zavagno

Investment Adviser

Investments Technology, Inc.

27881 Clemens Road

Westlake, Ohio  44145

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services

8000 Towne Centre Drive, Suite 400

Broadview Heights, Ohio 44147

Custodian

U.S. Bank

P.O. Box 640994

Cincinnati, Ohio 45264-0994

Counsel

Frantz Ward LLP

2500 Key Center

127 Public Square

Cleveland, Ohio  44114-1230

Independent Auditors

Cohen McCurdy, Ltd.

800 Westpoint Parkway Suite 1100

Westlake, Ohio 44145

This report is provided for the general information of the shareholders of the Jhaveri Value Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and

Board of Trustees of

Jhaveri Value Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Jhaveri Value Fund (the “Fund”), as of March 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended.  These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.  The financial highlights for the periods indicated prior to March 31, 2004 were audited by McCurdy & Associates CPA’s, Inc., whose audit practice was acquired by Cohen McCurdy, Ltd.  McCurdy & Associates CPA’s, Inc. expressed unqualified opinions on those highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of March 31, 2006, by correspondence with the Fund’s custodian and brokers.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Jhaveri Value Fund as of March 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/Cohen McCurdy, Ltd.

Westlake, Ohio

May 9, 2006

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:

During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

(a)

The registrant’s board of trustees determined, at a meeting held on May 27, 2004, that the registrant does not have an audit committee financial expert.  It was the consensus of the board that, although no one individual Audit Committee member meets the technical definition of an audit committee financial expert, the Committee has sufficient expertise collectively among its members to effectively discharge its duties and that the Committee will engage additional expertise if needed.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

FY 2006

$ 13,900

FY 2005

$ 13,975

(b)

Audit-Related Fees

Registrant

FY 2006

$ 0

FY 2005

$ 0

Nature of the fees:

N/A

(c)

Tax Fees

Registrant

FY 2006

$ 1,200

FY 2005

$ 1,150

Nature of the fees:

Tax filing and preparation.

(d)

All Other Fees

Registrant

FY 2006

$ 600

FY 2005

$ 500

Nature of the fees:

Consent.  For 2006 1120-RIC return and consent not yet billed, but included in fees listed here.

(e)

(1)

Audit Committee’s Pre-Approval Policies

The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2)

Percentages of Services Approved by the Audit Committee

None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)

During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant

FY 2006

$ 0

FY 2005

$ 0

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.  Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of March 31, 2006, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Filed herewith.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Jhaveri Trust

By /s/Ramesh C. Jhaveri

*Ramesh C. Jhaveri

 Chief Executive Officer

Date June 9, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Ramesh C. Jhaveri

*Ramesh C. Jhaveri

 Chief Executive Officer

Date June 9, 2006

By /s/Saumil R. Jhaveri

*Saumil R. Jhaveri

 Chief Financial Officer

Date June 9, 2006

* Print the name and title of each signing officer under his or her signature.